[Citi Letterhead]
November 28, 2007
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:

Pacific Capital Funds

Rule 485(b) Filing

File No. 33-57684

File No. 811-7454

Dear Sir or Madam:
     On behalf of Pacific Capital Funds (the “Trust”), in connection with the twelve individual series of the Trust, New Asia Growth Fund, International Stock Fund, Small Cap Fund, Mid-Cap Fund, Growth Stock Fund, Growth and Income Fund, Value Fund, High Grade Core Fixed Income Fund, Tax-Free Securities Fund, High Grade Short Intermediate Fixed Income Fund, Tax-Free Short Intermediate Securities Fund, and U.S. Government Short Fixed Income Fund (the “Funds”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of all Prospectuses and the Statement of Additional Information do not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on November 28, 2007.
Questions related to this filing should be directed to my attention at (617) 824-1447.
Very truly yours,

/s/ Mark Walsh
Mark Walsh

cc:	Jennifer Lam Michael Glazer